[GRAPHIC OMITTED]
ARK FUNDS [REGISTRATION MARK]
CLEAR-CUT STRATEGIES FOR CONFIDENT INVESTING.

APRIL 30, 2002
Corporate Classes Annual Report


U.S. Treasury Cash Management Portfolio
U.S. Government Cash Management Portfolio
Prime Cash Management Portfolio
Tax-Free Cash Management Portfolio




MANAGED BY ALLIED INVESTMENT ADVISORS, INC.

CONTENTS


Letter to Shareholders ...............  1
Management Discussion and Analysis ...  4
Schedules of Investments .............  6
Statements of Assets & Liabilities ... 13
Statements of Operations ............. 14
Statements of Changes in Net Assets .. 15
Financial Highlights ................. 16
Notes to Financial Statements ........ 17
Independent Auditors' Report ......... 20


   This report and the financial statements contained herein are submitted for the general information of shareholders of the ARK Funds and do not constitute investment advice. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus for each of the portfolios included. Shares of the portfolios are not deposits of any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investing in the shares involves investment risks including the possible loss of principal amount invested. The views in this report are those of the portfolio manager as of April 30, 2002 and may not reflect his views as of the date this report was first published or anytime thereafter. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

                                                       LETTER TO SHAREHOLDERS  1

JUNE 2002
DEAR SHAREHOLDERS,

The past twelve months presented all of us with many challenges with which we had to cope - from recession to terrorist attacks to tumbling interest rates and volatile markets. We are proud that we have provided competitive performance and have grown assets during this very difficult time. With this Annual Report, we are pleased to give you updated performance, holdings, and diversification information for the ARK Cash Management Portfolios as of April 30, 2002, as well as the portfolio manager's economic analysis.

We thank you for investing in the ARK Funds, and we look forward to continuing to help you meet your financial goals.



                                       Sincerely,
                                       /S/ WILLIAM H. COWIE, JR.
                                       William H. Cowie, Jr.
                                       CHAIRMAN

                                                  ANNUAL REPORT / APRIL 30, 2002

                       This page intentionally left blank.

                                                    CASH MANAGEMENT PORTFOLIOS 3


                                 Cash Management
                                   Portfolios

OUR INVESTMENT MANAGEMENT PHILOSOPHY IS DEFINED BY THREE OBJECTIVES: TO PRESERVE PRINCIPAL, TO MAINTAIN DAILY LIQUIDITY, AND TO MAXIMIZE CURRENT INCOME. TO ACHIEVE THESE OBJECTIVES, WE ACTIVELY MANAGE THE CASH MANAGEMENT PORTFOLIOS UTILIZING OUR CONSERVATIVE AND HIGHLY DISCIPLINED RELATIVE-VALUE APPROACH, WHICH IS CONSTANTLY MONITORED AND REVIEWED SEEKING TO ENSURE THAT THE PORTFOLIOS' GOALS ARE REALIZED.

TO PRESERVE PRINCIPAL, WE CONSIDER ONLY THOSE ISSUERS THAT PASS OUR STRINGENT CREDIT EVALUATION PROCESS. THE GOAL OF THE CREDIT EVALUATION PROCESS IS TO SELECT HIGH-QUALITY ISSUERS THAT PRESENT MINIMAL CREDIT RISK. THE EVALUATION PROCESS IS BASED ON BOTH QUANTITATIVE AND QUALITATIVE FACTORS THAT HIGHLIGHT THE ISSUER'S ABILITY TO MAINTAIN ITS CREDIT RATING AND LEADING INDUSTRY POSITION. ISSUERS ARE MONITORED AND REVIEWED BY THE ALLIED INVESTMENT ADVISORS INVESTMENT POLICY COMMITTEE, WHICH IS COMPRISED OF SENIOR PERSONNEL FROM ALLIED INVESTMENT ADVISORS, INC. (AIA).

TO PROVIDE DAILY LIQUIDITY, WE MANAGE OUR MATURITIES AND ENGAGE IN OVERNIGHT REPURCHASE AGREEMENTS SEEKING TO OBTAIN THE HIGHEST SHORT-TERM CREDIT RATINGS. EACH REPURCHASE AGREEMENT IS COLLATERALIZED BY U.S. TREASURY OR U.S. GOVERNMENT AGENCY SECURITIES.

TO MAXIMIZE CURRENT INCOME, WE ACTIVELY MANAGE THE PORTFOLIOS. WE SEEK TO
TAKE ADVANTAGE OF SHORT-LIVED TRADING OPPORTUNITIES AND MARKET INEFFICIENCIES BY EMPLOYING A RELATIVE-VALUE APPROACH THAT EMPHASIZES SECURITY SELECTION.

EACH PORTFOLIO'S STRATEGY STARTS WITH AN AVERAGE MATURITY DECISION. THIS DECISION IS DETERMINED BY A NUMBER OF FACTORS, SUCH AS ANALYSIS OF OUR SHAREHOLDERS' LIQUIDITY NEEDS, EXPECTED FEDERAL RESERVE MONETARY POLICY AND YIELD CURVE, AND IMPLIED FORWARD INTEREST-RATE ANALYSIS.

UPON DETERMINING A PORTFOLIO'S AVERAGE MATURITY, WE ANALYZE EACH MARKET SECTOR TO DETERMINE WHICH SECTORS WE BELIEVE ARE CHEAP, THUS PROVIDING VALUE, AND WHICH SECTORS ARE EXPENSIVE. INDIVIDUAL SECURITIES ARE THEN SELECTED. THIS IN-DEPTH ANALYSIS ALLOWS US TO IDENTIFY PERCEIVED MARKET INEFFICIENCIES AND TRADING OPPORTUNITIES.

4 [GRAPHIC OMITTED] CASH MANAGEMENT PORTFOLIOS


CASH MANAGEMENT PORTFOLIOS

U.S. Treasury Cash Management
U.S. Government Cash Management
Prime Cash Management
Tax-Free Cash Management


[GRAPHIC OMITTED]
JAMES M. HANNAN

PORTFOLIO MANAGER

JAMES M. HANNAN IS MANAGER OF THE CASH MANAGEMENT PORTFOLIOS AND OTHER ARK FUNDS PORTFOLIOS. HE IS ALSO RESPONSIBLE FOR SEVERAL SEPARATELY MANAGED INSTITUTIONAL PORTFOLIOS. MR. HANNAN HAS BEEN A PRINCIPAL OF AIA AND PORTFOLIO MANAGER SINCE 1996 AND A VICE PRESIDENT OF ALLFIRST TRUST SINCE 1987. HE HAS MORE THAN 14 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY.


Management Discussion and Analysis

      This past year was another positive one for the ARK Cash Management Portfolios, as each Portfolio continued to seek its investment objectives of maximizing current income and providing liquidity and security of principal.

      The money market interest rate environment was dominated by the Federal Reserve Board's ("Fed") aggressive easing of monetary policy. During the fiscal year the Fed eased seven times, reducing the Fed Funds target by 225 basis points (2.25%) to a 40-year low of 1.75%. The accommodating Fed policy resulted from the first economic recession in over ten years. The unemployment rate rose from 4% at the start of 2001 to a 7 1/2 year high of 6%. The economy lost over 1.1 million jobs in 2001, the highest annual job loss rate since 1982. The manufacturing sector was especially hard hit as the capacity utilization rate declined to its lowest level since 1983. The good news with respect to the economy is that the recession was short-lived and rather shallow when compared to past economic downturns. The economy experienced only one quarter of negative growth, the third quarter of 2001, as measured by Gross Domestic Product. It appears that an economic recovery is underway as the economy expanded at a strong 5.8% during the first quarter of 2002. The catalyst for the rebound has been the stimulative fiscal and monetary policies, additional tax cuts, and strong inventory rebuilding. At the March 19 Federal Open Market Committee meeting, the Fed took the first step towards tightening monetary policy by moving from an easing bias to a neutral bias. However, given the uncertainty surrounding the strength of the economic recovery and low inflation environment, we expect the Fed to raise interest rates at a more moderate pace and to begin this process during either the late summer or the early fall of this year.

      During the first quarter of this year we selectively purchased higher-yielding, longer-dated securities given our expectation that the market was overestimating the timing and magnitude of Fed tightening that was expected over the next six months. Looking forward, we will monitor the strength of the economic recovery with particular attention to the unemployment rate since we believe that the Fed will not begin tightening until the unemployment rate stops rising. We will continue to utilize a barbelled portfolio structure to take advantage of the steep yield curve. Once we become more confident in the economic recovery we may increase our allocation to floating rate securities to take advantage of rising interest rates. As always, we will continue to utilize our conservative relative value investment process.

APRIL 30, 2002 / ANNUAL REPORT

                                                    CASH MANAGEMENT PORTFOLIOS 5

Performance as of April 30, 2002*


U.S. TREASURY CASH MANAGEMENT PORTFOLIO


--------------------------------------------------------------------------------
                                                                 iMoneyNet Inc.
                 Corporate     Corporate II   Corporate III   100% U.S. Treasury
               Class Shares+   Class Shares    Class Shares         Average^
--------------------------------------------------------------------------------
Seven Day
Simple Yield       1.02%          1.42%           1.27%               1.25%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

              U.S. TREASURY CASH         U.S. TREASURY CASH          U.S. TREASURY CASH
           MANAGEMENT PORTFOLIO,      MANAGEMENT PORTFOLIO,       MANAGEMENT PORTFOLIO,      IMONEYNET, INC. 100%
          CORPORATE CLASS SHARES  CORPORATE II CLASS SHARES  CORPORATE III CLASS SHARES     U.S. TREASURY AVERAGE^
-----------------------------------------------------------------------------------------------------------------
5/31/01                                               3.57                        3.52                      3.80
6/30/01                                               3.52                        3.51                      3.36
7/31/01                                               3.34                        3.50                      3.22
8/31/01                                               3.11                        3.28                      3.08
9/30/01                                               2.96                        2.81                      2.77
10/31/01                   3.76                       2.55                        2.40                      2.38
11/30/01                   3.75                       2.30                        2.15                      2.07
12/31/01                   3.86                       1.82                        1.67                      1.62
1/31/02                    3.24                       1.64                        1.49                      1.41
2/28/02                    1.56                       1.48                        1.33                      1.31
3/31/02                    2.03                       1.39                        1.24                      1.25
4/30/02                    1.55                       1.42                        1.27                      1.26

U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO

--------------------------------------------------------------------------------
                                                               iMoneyNet Inc.
                Corporate     Corporate II  Corporate III   Gov't Only Institu-
              Class Shares+   Class Shares   Class Shares   tions Only Average^
--------------------------------------------------------------------------------
Seven Day
Simple Yield       2.45%          1.51%          1.36%                 1.47%
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

            U.S. GOVERNMENT CASH       U.S. GOVERNMENT CASH        U.S. GOVERNMENT CASH              IMONEYNET, INC.
           MANAGEMENT PORTFOLIO,      MANAGEMENT PORTFOLIO,       MANAGEMENT PORTFOLIO,              GOVERNMENT ONLY
          CORPORATE CLASS SHARES  CORPORATE II CLASS SHARES  CORPORATE III CLASS SHARES    INSTITUTIONS ONLY AVERAGE^
---------------------------------------------------------------------------------------------------------------------
5/31/01                    6.02                       3.92                        3.77                         3.96
6/30/01                    3.99                       3.72                        3.57                         3.62
7/31/01                    4.33                       3.49                        3.34                         3.42
8/31/01                    3.73                       3.30                        3.15                         3.31
9/30/01                    3.96                       2.85                        2.70                         2.89
10/31/01                   3.48                       2.27                        2.12                         2.37
11/30/01                   3.47                       1.96                        1.81                         2.04
12/31/01                   3.46                       1.71                        1.56                         1.70
1/31/02                    3.22                       1.62                        1.47                         1.57
2/28/02                    2.64                       1.60                        1.45                         1.51
3/31/02                    1.91                       1.55                        1.40                         1.47
4/30/02                    1.48                       1.52                        1.37                         1.47

PRIME CASH MANAGEMENT PORTFOLIO
------------------------------------------------------------------------------
                                                              iMoneyNet, Inc.
                 Corporate   Corporate II  Corporate III  First Tier Institu-
               Class Shares  Class Shares   Class Shares  tional Only Average^
------------------------------------------------------------------------------
 Seven Day
 Simple Yield     1.86%          1.62%         1.47%                1.57%
------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                      PRIME CASH                 PRIME CASH                  PRIME CASH              IMONEYNET, INC.
           MANAGEMENT PORTFOLIO,      MANAGEMENT PORTFOLIO,       MANAGEMENT PORTFOLIO,                   FIRST TIER
          CORPORATE CLASS SHARES  CORPORATE II CLASS SHARES  CORPORATE III CLASS SHARES   INSTITUTIONAL ONLY AVERAGE^
--------------------------------------------------------------------------------------------------------------------
5/31/01                    4.09                       3.84                        3.69                         4.22
6/30/01                    3.91                       3.66                        3.51                         3.82
7/31/01                    3.68                       3.43                        3.28                         3.58
8/31/01                    3.50                       3.25                        3.10                         3.43
9/30/01                    3.10                       2.85                        2.70                         3.10
10/31/01                   2.48                       2.23                        2.08                         2.58
11/30/01                   2.18                       1.93                        1.78                         2.21
12/31/01                   1.96                       1.71                        1.56                         1.86
1/31/02                    1.94                       1.64                        1.49                         1.70
2/28/02                    1.85                       1.60                        1.45                         1.62
3/31/02                    1.84                       1.59                        1.44                         1.57
4/30/02                    1.85                       1.60                        1.45                         1.57


TAX-FREE CASH MANAGEMENT PORTFOLIO
-------------------------------------------------------------------------
                                                       iMoneyNet, Inc.
                                                   Tax-Free Institutional
                CORPORATE III CLASS SHARES              Only Average^
-------------------------------------------------------------------------
Seven Day
Simple Yield               1.21%                             1.34%
-------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                            TAX-FREE CASH                IMONEYNET, INC.
                    MANAGEMENT PORTFOLIO,         TAX-FREE INSTITUTIONAL
               CORPORATE III CLASS SHARES                  ONLY AVERAGE^
------------------------------------------------------------------------
5/31/01                             2.64                           3.1
6/30/01                             2.23                           2.55
7/31/01                             1.87                           2.26
8/31/01                             1.65                           2.09
9/30/01                             1.61                           1.96
10/31/01                            1.5                            1.83
11/30/01                            1.22                           1.56
12/31/01                            0.97                           1.24
1/31/02                             0.86                           1.12
2/28/02                             0.85                           1.08
3/31/02                             0.9                            1.1
4/30/02                             1.07                           1.21


* Past performance of the Portfolios is not predictive of future performance. + The performance of the iMoneyNet, Inc. averages do not include operating expenses that are incurred by each Portfolio.
^ Due to extremely small net asset levels these yields are subject to greater volatility. The net assets of the U.S. Treasury Cash Management Portfolio, Corporate Class Shares and the U.S. Government Cash Management Portfolio, Corporate Class Shares are $101 and $106, respectively.

                                                  ANNUAL REPORT / April 30, 2002

6  U.S. TREASURY CASH MANAGEMENT PORTFOLIO

---------------------------------------
U.S. TREASURY CASH MANAGEMENT PORTFOLIO
Diversification By Sector
% OF TOTAL PORTFOLIO INVESTMENTS
[GRAPHIC OMITTED]

92% U.S. TREASURY BILLS
8% U.S. TREASURY NOTES
---------------------------------------
Schedule of Investments

--------------------------------------------------------------
                                        Principal       Market
  Description                        Amount (000)  Value (000)
--------------------------------------------------------------



U.S. TREASURY OBLIGATIONS -- 100.1%

    U.S. TREASURY BILLS^
       1.980%, 05/23/02                   $     2     $      2
       1.905%, 09/05/02                       536          532
       1.800%, 07/25/02                        40           40
       1.780%, 06/27/02                         6            6
       1.765%, 08/22/02                         6            6
       1.760%, 08/22/02                       556          553
       1.755%, 06/13/02                    17,275       17,238
       1.750%, 05/30/02                     1,655        1,653
       1.745%, 05/09/02                     1,173        1,172
       1.730%, 05/02/02                     2,759        2,759
       1.725%, 05/09/02                       996          996
       1.710%, 08/08/02                       189          188
       1.700%, 05/16/02                    12,202       12,193
       1.695%, 07/05/02                        66           66
       1.690%, 07/11/02                       756          753
       1.690%, 08/08/02                        31           31
       1.670%, 07/05/02                        80           80
       1.660%, 07/18/02                       353          352

    U.S. TREASURY NOTES
       6.375%, 08/15/02                     2,500        2,519
       5.750%, 10/31/02                     1,000        1,016

TOTAL U.S. TREASURY OBLIGATIONS
(COST $42,155)                                        $ 42,155
==============================================================

TOTAL INVESTMENTS -- 100.1%
(COST $42,155)                                        $ 42,155
==============================================================

OTHER ASSETS & Liabilities, Net -- (0.1)%             $    (25)
==============================================================

TOTAL NET ASSETS -- 100.0%                            $ 42,130
==============================================================

^ The effective yield at time of purchase is shown as the rate on the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.


APRIL 30, 2002 / ANNUAL REPORT

                                     U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO 7

-----------------------------------------
U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO
Diversification By Sector
% OF TOTAL PORTFOLIO INVESTMENTS

55% U.S. GOVERNMENT AGENCY OBLIGATIONS
45% REPURCHASE AGREEMENTS
-----------------------------------------

Schedule of Investments

--------------------------------------------------------------
                                        Principal       Market
  Description                        Amount (000)  Value (000)
--------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 55.4%

    FHLB
       7.250%, 05/15/02                  $  5,000    $   5,006
       6.879%, 07/15/02                    10,000       10,102
       6.375%, 11/15/02                     3,500        3,571
       5.125%, 01/13/03                    20,000       20,393
       5.000%, 02/14/03                    10,000       10,187
       2.125%, 11/06/02                    10,000        9,987
       1.850%, 02/06/03                     2,000        2,000

    FHLB^
       1.790%, 05/01/02                    40,000       40,000

    FHLB++
       1.800%, 03/12/03                     5,000        4,997
       1.743%, 08/23/02                    15,000       14,997
       1.740%, 02/28/03                    10,000        9,995
       1.714%, 02/28/03                    15,000       14,994

    FHLMC
       7.375%, 05/15/03                    10,000       10,468
       6.625%, 08/15/02                    27,000       27,306
       6.250%, 10/15/02                     5,000        5,089
       5.500%, 05/15/02                    15,000       15,013
       2.500%, 12/27/02                     3,000        3,000

    FHLMC^
       1.840%, 11/07/02                    10,000        9,903
       1.790%, 05/01/02                    50,000       50,000

    FNMA
       6.750%, 08/15/02                    20,000       20,255

    FNMA^
       2.450%, 11/15/02                     5,000        4,933
       2.270%, 11/29/02                    16,300       16,082
       1.810%, 05/09/02                    15,000       14,994
       1.790%, 05/01/02                    50,000       50,000

    FNMA++
       1.800%, 09/05/02                    20,000       19,999

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $393,271)                                      $ 393,271
==============================================================

--------------------------------------------------------------
                                        Principal       Market
  Description                        Amount (000)  Value (000)
--------------------------------------------------------------

REPURCHASE AGREEMENTS -- 44.4%

    FIRST BOSTON 1.870%, DATED 04/30/02,
    MATURES 05/01/02, REPURCHASE PRICE
    $105,005,454 (COLLATERALIZED BY
    U.S. TREASURY OBLIGATIONS)           $105,000    $ 105,000

    GOLDMAN SACHS GROUP 1.700%,
    DATED 04/30/02, MATURES
    05/01/02, REPURCHASE PRICE
    $10,524,210 (COLLATERALIZED BY
    U.S. TREASURY OBLIGATIONS)             10,524       10,524

    GOLDMAN SACHS GROUP 1.870%,
    DATED 04/30/02, MATURES
    05/01/02, REPURCHASE PRICE
    $100,005,194 (COLLATERALIZED BY
    U.S. TREASURY OBLIGATIONS)            100,000      100,000

    SALOMON BROTHERS 1.870%, DATED
    04/30/02, MATURES 05/01/02,
    REPURCHASE PRICE $100,005,194
    (COLLATERALIZED BY U.S. TREASURY
    OBLIGATIONS)                          100,000      100,000

TOTAL REPURCHASE AGREEMENTS
(COST $315,524)                                      $ 315,524
==============================================================

TOTAL INVESTMENTS -- 99.8%
(COST $708,795)                                      $ 708,795
==============================================================

OTHER ASSETS & LIABILITIES, Net -- 0.2%              $   1,355
==============================================================

TOTAL NET ASSETS -- 100.0%                           $ 710,150
==============================================================

^ The effective yield at time of purchase is shown as the rate on the Schedule of Investments.
++ Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect on 04/30/02. The date shown is the stated maturity.
   FHLB -- Federal Home Loan Bank
   FHLMC -- Federal Home Loan Mortgage Corporation
   FNMA -- Federal National Mortgage Association

The accompanying notes are an integral part of the financial statements.

                                                  ANNUAL REPORT / APRIL 30, 2002

8 PRIME CASH MANAGEMENT PORTFOLIO

PRIME CASH MANAGEMENT PORTFOLIO
Diversification By Sector
% OF TOTAL PORTFOLIO INVESTMENTS
38% COMMERCIAL PAPER
35% CORPORATE OBLIGATIONS
15% REPURCHASE AGREEMENTS
4% MASTER NOTES
4% TAXABLE MUNICIPAL BONDS
4% CERTIFICATES OF DEPOSIT

Schedule of Investments
--------------------------------------------------------------
                                        Principal       Market
  Description                        Amount (000)  Value (000)
--------------------------------------------------------------
CORPORATE OBLIGATIONS -- 34.8%

    CONSUMER DISCRETIONARY -- 2.1%

    TARGET
       9.750%, 07/01/02                   $ 1,000     $  1,010
                                     -------------------------

    TOTAL CONSUMER DISCRETIONARY                      $  1,010
==============================================================

    FINANCIALS-- 32.7%

    BANK ONE
       7.250%, 08/01/02                     1,850        1,872
                                     -------------------------

    GOLDMAN SACHS GROUP+
       6.600%, 07/15/02                     2,000        2,019
                                     -------------------------

    HELLER FINANCIAL
       6.400%, 01/15/03                     2,000        2,052
                                     -------------------------

    HOUSEHOLD FINANCE, SER 3, MTN++
       1.920%, 09/26/02                     2,000        2,000
                                     -------------------------

    LEHMAN BROTHERS HOLDINGS, SER D,
       MTN
       7.850%, 08/12/02                     1,000        1,011
                                     -------------------------

    MERRILL LYNCH, SER B, MTN
       4.210%, 06/05/02                       800          800
                                     -------------------------

    MERRILL LYNCH, SER B, MTN++
       1.920%, 01/07/03                     1,700        1,700
                                     -------------------------

    SALOMON SMITH BARNEY HOLDINGS
       6.125%, 01/15/03                     1,000        1,025
                                     -------------------------

    SIGMA FINANCE
       1.900%, 10/23/02                     2,000        2,000
                                     -------------------------

    WELLS FARGO FINANCIAL
       6.375%, 0S/16/02                     1,000        1,005
                                     -------------------------

    TOTAL FINANCIALS                                  $ 15,484
==============================================================

TOTAL CORPORATE OBLIGATIONS
(COST $16,494)                                        $ 16,494
==============================================================

MASTER NOTE -- 4.2%

    FINANCIALS -- 4.2%

    AMERICAN EXPRESS CENTURION++
       1.840%, 02/14/03                   $ 2,000     $  2,000
                                     -------------------------

    TOTAL FINANCIALS                                  $  2,000
==============================================================

TOTAL MASTER NOTE
(COST $2,000)                                         $  2,000
==============================================================

COMMERCIAL PAPER -- 37.9%

    FINANCIALS -- 37.9%

    ATLANTIS ONE FUNDING
       1.640%, 05/15/02                     2,000        1,999
                                     -------------------------

    BETA FINANCE
       1.810%, 05/07/02                     2,000        1,999
                                     -------------------------

    CIESCO LP
       1.770%, 06/03/02                     2,000        1,997
                                     -------------------------

    CORPORATE RECEIVABLES
       1.800%, 05/17/02                     2,000        1,998
                                     -------------------------

    CXC
       1.830%, 05/17/02                     2,000        1,998
                                     -------------------------

    DELAWARE FUNDING
       1.790%, 05/10/02                     2,000        1,999
                                     -------------------------

    EDISON ASSET SECURITIES
       1.840%, 08/16/02                     2,000        1,989
                                     -------------------------

    FALCON ASSET SECURITIZATION
       1.910%, 07/02/02                     2,000        1,994
                                     -------------------------

    UBS FINANCE
       1.900%, 05/01/02                     2,000        2,000
                                     -------------------------

    TOTAL FINANCIALS                                  $ 17,973
==============================================================

TOTAL COMMERCIAL PAPER
(COST $17,973)                                        $ 17,973
==============================================================

CERTIFICATE OF DEPOSIT -- 4.2%

    FINANCIALS -- 4.2%

    SOCIETE GENERALE NY++
       1.763%, 12/16/02                     2,000        1,999
                                     -------------------------

    TOTAL FINANCIALS                                  $  1,999
==============================================================

TOTAL CERTIFICATE OF DEPOSIT
(COST $1,999)                                         $  1,999
==============================================================

APRIL 30, 2002 / ANNUAL REPORT

                                   PRIME CASH MANAGEMENT PORTFOLIO (CONCLUDED) 9

--------------------------------------------------------------
                                        Principal       Market
  Description                        Amount (000)  Value (000)
--------------------------------------------------------------

TAXABLE MUNICIPAL BOND -- 4.2%

    NEW YORK -- 4.2%

    NEW YORK CITY, SER B-11
       1.850%, 05/20/02                   $ 2,000     $  2,000
                                          --------------------

    TOTAL NEW YORK                                    $  2,000
==============================================================

TOTAL TAXABLE MUNICIPAL BOND
(COST $2,000)                                         $  2,000
==============================================================

REPURCHASE AGREEMENTS -- 14.3%

    FIRST BOSTON 1.870%, DATED 04/30/02,
    MATURES 05/01/02, REPURCHASE PRICE
    $2,000,104 (COLLATERALIZED BY U.S.
    TREASURY OBLIGATIONS)                   2,000        2,000
                                           -------------------
    GOLDMAN SACHS GROUP 1.870%, DATED
    04/30/02, MATURES 05/01/02, REPURCHASE
    PRICE $2,000,104 (COLLATERALIZED BY
    U.S. TREASURY OBLIGATIONS)              2,000        2,000
                                           -------------------
    GOLDMAN SACHS GROUP 1.700%, DATED
    04/30/02, MATURES 05/01/02, REPURCHASE
    PRICE $756,671 (COLLATERALIZED BY U.S.
    TREASURY OBLIGATIONS)                     757          757
                                           -------------------
    SALOMON BROTHERS 1.870%, DATED 04/30/02,
    MATURES 05/01/02, REPURCHASE PRICE
    $2,000,104 (COLLATERALIZED BY U.S.
    TREASURY OBLIGATIONS)                   2,000        2,000
                                           -------------------
TOTAL REPURCHASE AGREEMENTS
(COST $6,757)                                         $  6,757
==============================================================

TOTAL INVESTMENTS -- 99.6%
(COST $47,223)                                        $ 47,223
==============================================================

OTHER ASSETS & LIABILITIES, NET -- 0.4%               $    174
==============================================================

TOTAL NET ASSETS -- 100.0%                            $ 47,397
==============================================================

^ THE EFFECTIVE YIELD AT TIME OF PURCHASE IS SHOWN AS THE RATE ON THE SCHEDULE OF INVESTMENTS.
++ VARIABLE RATE SECURITY. THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS
   THE RATE IN EFFECT ON 04/30/02. THE DATE SHOWN IS THE STATED MATURITY.
+ SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY QUALIFIED TO INSTITUTIONAL INVESTORS.
   LP -- LIMITED PARTNERSHIP
   MTN -- MEDIUM TERM NOTE
   SER -- SERIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                  ANNUAL REPORT / APRIL 30, 2002

10  TAX-FREE CASH MANAGEMENT PORTFOLIO


----------------------------------
TAX-FREE CASH MANAGEMENT PORTFOLIO
Diversification By Sector
% OF TOTAL PORTFOLIO INVESTMENTS

76% REVENUE BONDS
13% ANTICIPATION NOTES
7% PARTICIPATION NOTES
4% GENERAL OBLIGATIONS
----------------------------------


Schedule of Investments

--------------------------------------------------------------
                                        Principal       Market
  Description                        Amount (000)  Value (000)
--------------------------------------------------------------

MUNICIPAL BONDS & NOTES -- 99.5%

    ALASKA -- 4.2%

    VALDEZ, INDUSTRIAL DEVELOPMENT
    AUTHORITY RB, EXXON PIPELINE
    PROJECT (SECTION)
       1.650%, 10/01/25                    $  600     $    600
                                           -------------------
    TOTAL ALASKA                                      $    600
==============================================================


    CALIFORNIA -- 10.3%

    CALIFORNIA STATE, RAN
       3.250%, 06/28/02                       900          901
                                           -------------------

    OAKLAND, JT POWERS FINANCING
    AUTHORITY, SER A-1, FSA (SECTION)
       1.750%, 08/01/21                       600          600
                                           -------------------

    TOTAL CALIFORNIA                                  $  1,501
==============================================================


    FLORIDA -- 6.2%

    FLORIDA STATE, HOUSING FINANCE AGENCY
    RB, SER AA, REMARKETED 07/31/1995,
    FNMA (SECTION)
       1.650%, 06/15/25                       100          100
                                           -------------------

    LEE COUNTY, HOUSING FINANCE AUTHORITY RB,
    FORESTWOOD APARTMENTS PROJECT, SER A,
    FNMA (SECTION)
       1.650%, 06/15/25                       500          500
                                           -------------------

    PINELLAS COUNTY, HOUSING FINANCE
    AUTHORITY RB, FOXBRIDGE APARTMENTS
    PROJECT, SER A, FNMA
    (SECTION)
       1.650%, 06/15/25                       300          300
                                           -------------------

    TOTAL FLORIDA                                     $    900
==============================================================

--------------------------------------------------------------
                                        Principal       Market
  Description                        Amount (000)  Value (000)
--------------------------------------------------------------

    ILLINOIS -- 0.7%

    ILLINOIS STATE, DEVELOPMENT FINANCE
    AUTHORITY RB, POLLUTION CONTROL, AMOCO
    OIL PROJECT (SECTION)
       1.650%, 11/01/12                    $  100     $    100
                                           -------------------

    TOTAL ILLINOIS                                    $    100
==============================================================


    INDIANA -- 4.2%

    COLUMBUS, INDUSTRIAL RB, QUINCO
    CONSULTING CENTER PROJECT, FIFTH THIRD
    BANK LOC (SECTION)
       1.800%, 12/01/21                       600          600
                                           -------------------

    TOTAL INDIANA                                     $    600
==============================================================


    IOWA -- 4.2%

    IOWA STATE, FINANCING AUTHORITY RB,
    DIOCESE OF SIOUX CITY PROJECT, WELLS
    FARGO BANK N.A. LOC
    (SECTION)
       1.750%, 03/01/19                       600          600
                                           -------------------

    TOTAL IOWA                                        $    600
==============================================================


    KENTUCKY -- 4.5%

    KENTON COUNTY, INDUSTRIAL BUILDING RB,
    BAPTIST CONVALESCENT CENTER, FIFTH THIRD
    BANK LOC
    (SECTION)
       1.690%, 07/01/18                       650          650
                                           -------------------

    TOTAL KENTUCKY                                    $    650
==============================================================


    MARYLAND -- 9.7%

    MARYLAND STATE, HEALTH & HIGHER EDUCATION
    FACILITIES AUTHORITY RB, POOLED LOAN
    PROGRAM, SER A, BANK ONE TRUST COMPANY
    LOC (SECTION)
       1.600%, 04/01/35                       800          800
                                           -------------------

    MARYLAND STATE, HEALTH & HIGHER EDUCATION
    FACILITIES AUTHORITY RB, POOLED LOAN
    PROGRAM, SER B, FIRST NATIONAL BANK
    LOC (SECTION)
       1.650%, 04/01/35                       600          600
                                           -------------------

    TOTAL MARYLAND                                    $  1,400
==============================================================


APRIL 30, 2002 / ANNUAL REPORT

                               TAX-FREE CASH MANAGEMENT PORTFOLIO (CONTINUED) 11

--------------------------------------------------------------
                                        Principal       Market
  Description                        Amount (000)  Value (000)
--------------------------------------------------------------

    MINNESOTA -- 6.9%

    MINNESOTA STATE, SCHOOL DISTRICTS TAX
    & AID COP, SCHOOL DISTRICT PROGRAM,
    SER A
       3.250%, 08/27/02                    $1,000     $  1,002
                                           -------------------

    TOTAL MINNESOTA                                   $  1,002
==============================================================


    MISSOURI -- 3.5%

    COLUMBIA, SPECIAL OBLIGATION RB, SER A,
    TORONTO DOMINION BANK LOC (SECTION)
       1.700%, 06/01/08                       300          300
                                           -------------------

    MISSOURI STATE, HEALTH & EDUCATIONAL
    FACILITIES AUTHORITY RB, WASHINGTON
    UNIVERSITY PROJECT, SER A (SECTION)
       1.700%, 09/01/30                       100          100
                                           -------------------

    MISSOURI STATE, HEALTH & EDUCATIONAL
    FACILITIES AUTHORITY RB, WASHINGTON
    UNIVERSITY PROJECT, SER B (SECTION)
       1.700%, 09/01/30                       100          100
                                           -------------------

    TOTAL MISSOURI                                    $    500
==============================================================


    NEW HAMPSHIRE -- 3.5%

    NEW HAMPSHIRE STATE, HOUSING FINANCE
    AUTHORITY RB, EQUITY RESIDENTIAL
    PROPERTY - BOND PARTNERSHIP - MANCHESTER
    PROJECT, FNMA (SECTION)
       1.700%, 09/15/26                       500          500
                                           -------------------

    TOTAL NEW HAMPSHIRE                               $    500
==============================================================


    NEW JERSEY -- 4.2%

    NEW JERSEY STATE, MUNICIPAL SECURITIES
    TRUST RECEIPTS RB, SER CB1 (SECTION)
       1.750%, 02/15/11                       600          600
                                           -------------------

    TOTAL NEW JERSEY                                  $    600
==============================================================


    PENNSYLVANIA -- 12.4%

    DELAWARE VALLEY, REGULATORY FINANCE
    AUTHORITY RB, SER A, CREDIT SUISSE FIRST
    BOSTON LOC (SECTION)
       1.700%, 12/01/20                       400          400
                                           -------------------

    EMMAUS, GENERAL AUTHORITY RB, SER G,
    REMARKETED 12/01/1997 (SECTION)
       1.750%, 03/01/24                       500          500
                                           -------------------

--------------------------------------------------------------
                                        Principal       Market
  Description                        Amount (000)  Value (000)
--------------------------------------------------------------

    PENNSYLVANIA STATE, GO, SER 309
    (SECTION)
       1.710%, 06/15/10                    $  500     $    500
                                           -------------------

    PENNSYLVANIA STATE, TURNPIKE
    COMMISSION AUTHORITY RB, SER Q
    (SECTION)
       1.700%, 06/01/28                       390          390
                                           -------------------

    TOTAL PENNSYLVANIA                                $  1,790
==============================================================


    SOUTH CAROLINA -- 4.2%

    SOUTH CAROLINA STATES, JOBS ECONOMIC
    DEVELOPMENT AUTHORITY RB, CATHOLIC
    DIOCESE OF SOUTH CAROLINA PROJECT,
    BANK OF AMERICA N.A. LOC (SECTION)
       1.750%, 09/01/16                       600          600
                                           -------------------

    TOTAL SOUTH CAROLINA                              $    600
==============================================================


    TEXAS -- 10.3%

    SAN ANTONIO, INDUSTRIAL DEVELOPMENT
    AUTHORITY, RIVER CENTER ASSOCIATION
    PROJECT RB, PNC BANK LOC (SECTION)
       1.800%, 12/01/12                       500          500
                                           -------------------

    TEXAS STATE, TRAN, SER A-L32
       3.750%, 08/29/02                     1,000        1,004
                                           -------------------

    TOTAL TEXAS                                       $  1,504
==============================================================


    UTAH -- 4.9%

    EMERY COUNTY, POLLUTION CONTROL RB,
    PACIFICORP PROJECT, BANK ONE N.A.
    LOC (SECTION)
       1.750%, 07/01/15                       700          700
                                           -------------------

    TOTAL UTAH                                        $    700
==============================================================


    WASHINGTON -- 4.9%

    WASHINGTON STATE, MUNICIPAL SECURITY
    TRUST RECEIPTS RB, PUBLIC POWER SUPPLY
    SYSTEMS NUCLEAR PROJECT NUMBER ONE, SER
    CMC2, AMBAC (SECTION)
       1.800%, 01/01/05                       700          700
                                           -------------------

    TOTAL WASHINGTON                                  $    700
==============================================================

                                                  ANNUAL REPORT / APRIL 30, 2002

12  TAX-FREE CASH MANAGEMENT PORTFOLIO (CONCLUDED)


--------------------------------------------------------------
                                        Principal       Market
  Description                        Amount (000)  Value (000)
--------------------------------------------------------------


    WYOMING -- 0.7%

    SUBLETTE COUNTY, POLLUTION CONTROL
    RB, EXXON PROJECT (SECTION)
       1.650%, 11/01/14                    $  100     $    100
                                           -------------------

    TOTAL WYOMING                                     $    100
==============================================================

TOTAL MUNICIPAL BONDS & Notes
(COST $14,347)                                        $ 14,347
==============================================================

TOTAL INVESTMENTS -- 99.5%
(COST $14,347)                                        $ 14,347
==============================================================

OTHER ASSETS & LIABILITIES, Net -- 0.5%               $     73
==============================================================

TOTAL NET ASSETS -- 100.0%                            $ 14,420
==============================================================

(SECTION) These variable rate securities are subject to a put and demand feature. The date reported is the stated maturity.
          COP -- Certificate of Participation
          GO -- General Obligation
          LOC -- Securities are held in connection with a letter of credit issued by a major bank or other financial institution. RAN -- Revenue Anticipation Note
          RB -- Revenue Bond
          Ser -- Series
          TRAN -- Tax & Revenue Anticipation Note

          The following organizations have provided underlying credit support for the securities listed above, as indicated.
          AMBAC -- American Municipal Bond Assurance Corporation
          FNMA -- Federal National Mortgage Association
          FSA -- Financial Security Assistance

The accompanying notes are an integral part of the financial statements.


APRIL 30, 2002 / ANNUAL REPORT

                                        STATEMENTS OF ASSETS AND LIABILITIES  13



--------------------------------------------------------------------------------------------------------------------------------
 AS OF APRIL 30, 2002                           U.S. Treasury         U.S. Government          Prime                Tax-Free
 (000, EXCEPT PER SHARE AMOUNTS)               Cash Management        Cash Management      Cash Management       Cash Management
                                                  Portfolio              Portfolio            Portfolio              Portfolio
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
     Investments at Amortized Cost                 $42,155               $708,795             $47,223               $14,347
                                               ---------------------------------------------------------------------------------
     Cash                                                1                     --                  --                     7
                                               ---------------------------------------------------------------------------------
     Interest Receivable                                33                  2,562                 240                    82
                                               ---------------------------------------------------------------------------------
     Expense Reimbursement from Advisor                  7                     31                  20                     4
                                               ---------------------------------------------------------------------------------
     Prepaid Expenses                                    1                     15                   1                    --+
                                               ---------------------------------------------------------------------------------

     TOTAL ASSETS                                   42,197                711,403              47,484                14,440
================================================================================================================================


LIABILITIES:
     Distribution Payable                               48                    906                  61                    12
                                               ---------------------------------------------------------------------------------
     Accrued Expenses:
           Administrator Fees                            2                     50                   3                    --+
                                               ---------------------------------------------------------------------------------
           Distribution Fees                             9                    150                  11                     5
                                               ---------------------------------------------------------------------------------
           Custody Fees                                 --+                    13                   4                     1
                                               ---------------------------------------------------------------------------------
           Transfer Agency Fees                          2                     31                   2                     1
                                               ---------------------------------------------------------------------------------
           Trustee Fees                                 --+                     1                  --+                   --
                                               ---------------------------------------------------------------------------------
           Other Expense Payables                        6                    102                   6                     1
                                               ---------------------------------------------------------------------------------

     TOTAL LIABILITIES                                  67                  1,253                  87                    20
================================================================================================================================


NET ASSETS:
     Paid in Capital                                42,122                710,146              47,386                14,410
                                               ---------------------------------------------------------------------------------
     Undistributed Net Investment Income                --+                    --                  --+                   --+
                                               ---------------------------------------------------------------------------------
     Accumulated Net Realized Gain
           on Investments                                8                      4                  11                    10
                                               ---------------------------------------------------------------------------------

     TOTAL NET ASSETS                              $42,130               $710,150             $47,397               $14,420
================================================================================================================================

     Outstanding Shares of Beneficial Interest
           (unlimited authorization - no par value)
           Corporate Class Shares                       --+                    --+                197                    --
                                               ---------------------------------------------------------------------------------
           Corporate II Class Shares                41,679                704,945              38,457                    --
                                               ---------------------------------------------------------------------------------
           Corporate III Class Shares                  443                  5,200               8,733                14,409
                                               ---------------------------------------------------------------------------------

================================================================================================================================
     NET ASSET VALUE, OFFERING AND
           REDEMPTION PRICE PER SHARE
           -- CORPORATE CLASS SHARES                 $1.00                  $1.00               $1.00                    --
================================================================================================================================


     NET ASSET VALUE, OFFERING AND
           REDEMPTION PRICE PER SHARE
           -- CORPORATE II CLASS SHARES              $1.00                  $1.00               $1.00                    --
================================================================================================================================


     NET ASSET VALUE, OFFERING AND
           REDEMPTION PRICE PER SHARE
           -- CORPORATE III CLAss SHARES             $1.00                  $1.00               $1.00                 $1.00
================================================================================================================================

+ Amount rounds to less than one thousand.

The accompanying notes are an integral part of the financial statements.


                                                  ANNUAL REPORT / APRIL 30, 2002

14  STATEMENTS OF OPERATIONS


---------------------------------------------------------------------------------------------------------------------------------
 FOR THE YEAR ENDED APRIL 30, 2002              U.S. Treasury        U.S. Government           Prime                 Tax-Free
 (000)                                         Cash Management       Cash Management       Cash Management        Cash Management
                                                  Portfolio             Portfolio             Portfolio               Portfolio
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Interest                                        $818                 $19,473              $1,352                  $550
                                              -----------------------------------------------------------------------------------

     TOTAL INVESTMENT INCOME                          818                  19,473               1,352                   550
=================================================================================================================================

EXPENSES:
     Investment Advisory Fees                          43                   1,014                  74                    37
                                              -----------------------------------------------------------------------------------
     Administrator Fees                                41                     831                  70                    39
                                              -----------------------------------------------------------------------------------
     Distribution Fees--Corporate II
      Class Shares                                     71                   1,676                 102                    --
                                              -----------------------------------------------------------------------------------
     Distribution Fees--Corporate III
      Class Shares                                      1                      22                  29                   100
                                              -----------------------------------------------------------------------------------
     Transfer Agency Fees                               3                     124                   9                     4
                                              -----------------------------------------------------------------------------------
     Custodian Fees                                     5                      77                  42                    --
                                              -----------------------------------------------------------------------------------
     Professional Fees                                 19                     121                  22                    13
                                              -----------------------------------------------------------------------------------
     Registration Fees                                  7                      83                   8                     3
                                              -----------------------------------------------------------------------------------
     Printing Fees                                      3                      59                   5                     1
                                              -----------------------------------------------------------------------------------
     Trustee Fees                                       1                       9                   1                     1
                                              -----------------------------------------------------------------------------------
     Miscellaneous Fees                                 3                      78                  12                     1
                                              -----------------------------------------------------------------------------------

     TOTAL EXPENSES                                   197                   4,094                 374                   199
=================================================================================================================================

LESS WAIVERS:
     Investment Advisory Fees                         (25)                   (380)                (53)                  (10)
                                              -----------------------------------------------------------------------------------
     Administrator Fees                               (13)                   (350)                (28)                  (15)
                                              -----------------------------------------------------------------------------------

     TOTAL WAIVERS                                    (38)                   (730)                (81)                  (25)
=================================================================================================================================

     Less Expense Reimbursement by Advisor            (19)                    (63)                (43)                  (15)
                                              -----------------------------------------------------------------------------------

     TOTAL NET EXPENSES                               140                   3,301                 250                   159
=================================================================================================================================


     NET INVESTMENT INCOME                            678                  16,172               1,102                   391
=================================================================================================================================

     Net Realized Gain on Investments                   6                       1                   8                     1
                                              -----------------------------------------------------------------------------------

     NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                       $684                 $16,173              $1,110                  $392
=================================================================================================================================

The accompanying notes are an integral part of the financial statements.


APRIL 30, 2002 / ANNUAL REPORT

                                         STATEMENTS OF CHANGES IN NET ASSETS  15



------------------------------------------------------------------------------------------------------------------------------------
 FOR THE PERIODS INDICATED                   U.S. Treasury          U.S. Government            Prime                   Tax-Free
 (000)                                     Cash Management         Cash Management        Cash Management          Cash Management
                                              Portfolio               Portfolio              Portfolio                 Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                      05/01/01    07/21/00*    05/01/01   06/01/00*    05/01/01   06/05/00*    05/01/01   06/23/00*
                                   to 04/30/02  to 04/30/01 to 04/30/02 to 04/30/01 to 04/30/02 to 04/30/01 to 04/30/02 to 04/30/01
                                   -----------  ----------- ----------- ----------- ----------- ----------- ----------- ------------
OPERATIONS:
     Net Investment Income             $   678       $  371    $ 16,172   $ 21,275     $  1,102      $  900      $  391     $  776
                                  --------------------------------------------------------------------------------------------------
     Net Realized Gain (Loss)
       on Investments                        6            2           1          3            8           3           1          9
                                  --------------------------------------------------------------------------------------------------
     NET INCREASE (DECREASE) IN
     NET ASSETS FROM OPERATIONS            684          373      16,173     21,278        1,110         903         392        785
====================================================================================================================================

DISTRIBUTIONS TO SHAREHOLDERS:
     Net Investment Income
         Corporate Class Shares             --+          --          --+      (151)         (45)        (89)         --         --
                                  --------------------------------------------------------------------------------------------------
         Corporate II Class Shares        (674)        (371)    (16,046)   (20,932)        (890)       (147)         --         --
                                  --------------------------------------------------------------------------------------------------
         Corporate III Class Shares         (4)          --        (126)      (192)        (167)       (664)       (391)      (776)
                                  --------------------------------------------------------------------------------------------------
     TOTAL DISTRIBUTIONS                  (678)        (371)    (16,172)   (21,275)      (1,102)       (900)       (391)      (776)
====================================================================================================================================

CAPITAL SHARE TRANSACTIONS(1):
     Corporate Class Shares:
         Shares Issued                     279           --          --    582,181        9,558      19,750          --         --
                                  --------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions               --+          --          --+        --           --+         --          --         --
                                  --------------------------------------------------------------------------------------------------
         Shares Redeemed                  (279)          --          --   (582,181)     (14,773)    (14,338)         --         --
                                  --------------------------------------------------------------------------------------------------
     TOTAL CORPORATE CLASS
     SHARE TRANSACTIONS                     --+          --          --+        --       (5,215)      5,412          --         --
====================================================================================================================================

     Corporate II Class Shares:
         Shares Issued                 177,397       37,698   3,357,870  1,909,978      288,250     224,552          --         --
                                  --------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions                5           --          47         76            6           7          --         --
                                  --------------------------------------------------------------------------------------------------
         Shares Redeemed              (161,213)     (12,208) (3,189,630)(1,373,395)    (261,562)   (212,797)         --         --
                                  --------------------------------------------------------------------------------------------------
     TOTAL CORPORATE II CLASS
     SHARE TRANSACTIONS                 16,189       25,490     168,287    536,659       26,694      11,762          --         --
====================================================================================================================================

     Corporate III Class Shares:
         Shares Issued                     443            5      29,818     72,162       12,643      93,963      25,875     69,586
                                  --------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions               -- +         --           3         13           21           9          53         15
                                  --------------------------------------------------------------------------------------------------
         Shares Redeemed                    --           (5)    (27,716)   (69,080)     (11,422)    (86,481)    (44,171)   (36,948)
                                  --------------------------------------------------------------------------------------------------
     TOTAL CORPORATE III CLASS
     SHARE TRANSACTIONS                    443           --       2,105      3,095        1,242       7,491     (18,243)    32,653
====================================================================================================================================

     NET INCREASE (DECREASE)
     IN NET ASSETS
     FROM CAPITAL SHARE
     TRANSACTIONS                       16,632       25,490     170,392    539,754       22,721      24,665     (18,243)    32,653
                                  --------------------------------------------------------------------------------------------------

     NET INCREASE (DECREASE) IN
     NET ASSETS                         16,638       25,492     170,393    539,757       22,729      24,668     (18,242)    32,662
                                  --------------------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of period                25,492           --     539,757         --       24,668          --      32,662         --
                                  --------------------------------------------------------------------------------------------------
     END OF PERIOD                   $  42,130      $25,492    $710,150   $539,757      $47,397     $24,668     $14,420    $32,662
====================================================================================================================================

     ACCUMULATED UNDISTRIBUTED
     NET INVESTMENT INCOME           $      --+     $    --+   $     --   $     --+     $    --+    $    --+    $    --+   $    --+
====================================================================================================================================

*   Commencement of operations.
+   Amount rounds to less than one thousand.
(1) At $1.00 per share.

The accompanying notes are an integral part of the financial statements.


                                                  ANNUAL REPORT / APRIL 30, 2002

16 FINANCIAL HIGHLIGHTS


FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          Ratio
                                   Realized      Distri-   Distri-   Net             Net                 Ratio of Net   of Expenses
            Net Asset                and         butions   butions  Asset           Assets   Ratio of     Investment    to Average
             Value,      Net       Unrealized   from Net    from    Value,          End of   Expenses       Income      Net Assets
           Beginning  Investment Gains (Losses) Investment Capital  End of   Total  Period   to Average   to Average    (Excluding
           of Period  Income     on Investments  Income     Gains   Period  Return+ (000)    Net Assets*  Net Assets*    Waivers)*
------------------------------------------------------------------------------------------------------------------------------------

U.S. Treasury Cash Management Portfolio
CORPORATE CLASS SHARES
  2002(1)     $1.00      0.02         --         (0.02)       --    $1.00    2.02% $     --+    0.24%        3.20%         0.44%
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE II CLASS SHARES
  2002        $1.00      0.02         --         (0.02)       --    $1.00    2.46% $ 41,686     0.49%        2.37%         0.69%
------------------------------------------------------------------------------------------------------------------------------------
  2001(2)      1.00      0.04         --         (0.04)       --     1.00    4.22    25,492     0.49         4.90          0.61

CORPORATE III CLASS SHARES
  2002        $1.00      0.02         --         (0.02)       --    $1.00    2.38% $    444     0.64%        1.67%         0.84%
------------------------------------------------------------------------------------------------------------------------------------
  2001(3)      1.00      0.04         --         (0.04)       --     1.00    3.63        --+    0.64         5.90          0.79

U.S. Government Cash Management Portfolio
CORPORATE CLASS SHARES
  2002        $1.00      0.03         --         (0.03)       --    $1.00    3.52% $     --+    0.24%        2.38%         0.36%
------------------------------------------------------------------------------------------------------------------------------------
  2001(4)      1.00      0.03         --         (0.03)       --     1.00    3.02        --+    0.24         6.40          0.31

CORPORATE II CLASS SHARES
  2002        $1.00      0.02         --         (0.02)       --    $1.00    2.50% $704,950     0.49%        2.39%         0.60%
------------------------------------------------------------------------------------------------------------------------------------
  2001(5)      1.00      0.05         --         (0.05)       --     1.00    5.39   536,662     0.49         5.63          0.63

CORPORATE III CLASS SHARES
  2002        $1.00      0.02         --         (0.02)       --    $1.00    2.35  $  5,200     0.64%        2.33%         0.75%
------------------------------------------------------------------------------------------------------------------------------------
  2001(6)      1.00      0.05         --         (0.05)       --     1.00    5.16     3,095     0.64         5.60          0.78

Prime Cash Management Portfolio
CORPORATE CLASS SHARES
  2002        $1.00      0.03         --         (0.03)       --    $1.00    2.74% $    197     0.24%        3.34%         0.49%
------------------------------------------------------------------------------------------------------------------------------------
  2001(7)      1.00      0.05         --         (0.05)       --     1.00    4.61     5,412     0.24         6.05          0.42

CORPORATE II CLASS SHARES
  2002        $1.00      0.02         --         (0.02)       --    $1.00    2.48% $ 38,465     0.49%        2.19%         0.74%
------------------------------------------------------------------------------------------------------------------------------------
  2001(8)      1.00      0.05         --         (0.05)       --     1.00    5.14    11,764     0.49         4.89          0.71

CORPORATE III CLASS SHARES
  2002        $1.00      0.02         --         (0.02)       --    $1.00    2.33% $  8,735     0.64%        2.27%         0.89%
------------------------------------------------------------------------------------------------------------------------------------
  2001(9)      1.00      0.04         --         (0.04)       --     1.00    3.97     7,492     0.64         5.79          0.82

Tax-Free Cash Management Portfolio
CORPORATE III CLASS SHARES
  2002        $1.00      0.01         --         (0.01)       --    $1.00    1.47% $ 14,420     0.64%        1.57%         0.80%
------------------------------------------------------------------------------------------------------------------------------------
  2001(10)     1.00      0.03         --         (0.03)       --     1.00    2.82    32,662     0.64         3.26          0.81

  +  Total return is for the period indicated and has not been annualized.      (5) Commenced operations on June 1, 2000.
  +  Amount rounds to less than one thousand.                                   (6) Commenced operations on June 6, 2000.
  *  Periods of less than one year have been annualized.                        (7) Commenced operations on July 28, 2000.
 (1) Commenced operations on September 5, 2001.                                 (8) Commenced operations on June 5, 2000.
 (2) Commenced operations on July 21, 2000.                                     (9) Commenced operations on August 16, 2000.
 (3) Commenced operations on October 6, 2000.                                  (10) Commenced operations on June 23, 2000.
 (4) Commenced operations on October 19, 2000.                                 The accompanying notes are an integral part of the
                                                                               financial statements.


APRIL 30, 2002 / ANNUAL REPORT

                                               NOTES TO FINANCIAL STATEMENTS  17

1. ORGANIZATION
      ARK Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust pursuant to a Declaration of Trust dated October 22, 1992, amended and restated on March 19, 1993, and further amended on December 10, 1999.

      The Fund consists of thirty separate investment portfolios as of April 30, 2002:

      U.S. Treasury Cash Management Portfolio ("TCMP")
      U.S. Government Cash Management Portfolio ("GCMP")
      Prime Cash Management Portfolio ("PCMP")
      Tax-Free Cash Management Portfolio ("TFCMP")
        (individually a "Portfolio" and collectively, the "Portfolios")

      Social Issues Intermediate Fixed Income Portfolio
      Social Issues Blue Chip Equity Portfolio
      Social Issues Capital Growth Portfolio
      Social Issues Small-Cap Equity Portfolio

      U.S. Treasury Money Market Portfolio
      U.S. Government Money Market Portfolio
      Money Market Portfolio
      Tax-Free Money Market Portfolio
      Pennsylvania Tax-Free Money Market Portfolio

      Short-Term Treasury Portfolio
      Short-Term Bond Portfolio
      Maryland Tax-Free Portfolio
      Pennsylvania Tax-Free Portfolio
      Intermediate Fixed Income Portfolio
      U.S. Government Bond Portfolio
      Income Portfolio
      Balanced Portfolio
      Equity Income Portfolio
      Value Equity Portfolio
      Equity Index Portfolio
      Blue Chip Equity Portfolio
      Capital Growth Portfolio
      Mid-Cap Equity Portfolio
      Small-Cap Equity Portfolio
      International Equity Portfolio
      Emerging Markets Equity Portfolio

      The financial statements and notes presented herein are those of TCMP, GCMP, PCMP and TFCMP. The financial statements of the other portfolios listed above are not presented herein, but are presented separately. The Fund may issue an unlimited number of shares of each of its Portfolios and may issue shares of one or more classes of each Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES
      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolios.

      The following is a summary of significant accounting policies followed by the Portfolios.

      SECURITY VALUATION -- Investment securities held by the Portfolios are stated at their amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income. The
      Portfolios' use of amortized cost is subject to compliance with certain conditions specified in Rule 2a-7 under the 1940 Act.

      INCOME TAXES -- It is the intention of each Portfolio to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for federal income taxes is considered necessary.

      NET ASSET VALUE PER SHARE -- The net asset value per share of each class of each Portfolio is calculated every business day (i.e. any day that both the New York Stock Exchange and the Federal Reserve Bank are open for business). It is computed by dividing the total assets of each class of the Portfolio, less the liabilities of the class, by the number of outstanding shares of the class of the Portfolio.

      CLASSES -- Each class of shares has equal rights as to earnings, assets and voting privileges, except that each class bears different distribution and shareholder service expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Class-specific expenses are borne by the applicable class. Other expenses, income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

      REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

                                                  ANNUAL REPORT / APRIL 30, 2002

18  NOTES TO FINANCIAL STATEMENTS

      WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS -- The Portfolios may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions, which involve a commitment by a Portfolio to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Portfolio to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the yield obtained in a transaction (and therefore the value of the security) may be less favorable than the yield available in the market when the securities delivery takes place. The Portfolios maintain cash, U.S. government securities, or liquid, high-grade debt obligations in an amount sufficient to meet the purchase price in a segregated account until the settlement date. No Portfolio intends to engage in when-issued purchases and forward commitments for speculative purposes.

      DISTRIBUTIONS -- Dividends from net investment income are declared daily and paid monthly for the Portfolios. Distributions from net capital gains, if any, are declared and paid at least annually by each Portfolio.

      Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, and may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.

      The Cash Management Porfolios have a tax year end of October 31. The tax character of distributions paid during the year ended October 31, 2001 and period ended October 31, 2000, were as follows:

----------------------------------------------------------------------------
              Tax-Exempt            Ordinary
                Income                Income                    Total
Portfolio  2001      2000         2001        2000         2001         2000
----------------------------------------------------------------------------
 TCMP       $--     $  --   $   788,794  $   42,533  $   788,794  $   42,533
----------------------------------------------------------------------------
 GCMP        --        --    22,815,066   8,675,602   22,815,066   8,675,602
----------------------------------------------------------------------------
 PCMP        --        --     1,260,294     288,786    1,260,294     288,786
----------------------------------------------------------------------------
 TFCMP  723,994   355,807        10,382         513      734,376     356,320
----------------------------------------------------------------------------

      At October 31, 2001 the components of net assets (excluding paid in capital) on a tax basis were as follows:


-----------------------------------------------------------------------------------
             Undistributed  Undistributed  Undistributed      Net
               Tax-Exempt     Ordinary       Long Term    Appreciation/
 Portfolio       Income        Income           Gain     (Depreciation)     Total
-----------------------------------------------------------------------------------
 TCMP            $--        $   55,643          $--           $--        $   55,643
-----------------------------------------------------------------------------------
 GCMP             --         1,287,921           --            --         1,287,921
-----------------------------------------------------------------------------------
 PCMP             --           123,007           --            --           123,007
-----------------------------------------------------------------------------------
 TFCMP        36,487            10,382           --            --            46,869
-----------------------------------------------------------------------------------

      IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Fund implemented the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), as required on May 1, 2001. The implementation of the new accounting standards did not have any material impact on the results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.

      OTHER -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized using the accrual method.


3. INVESTMENT ADVISORY AND ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES
      Allied Investment Advisors, Inc. ("AIA") is the investment advisor to each Portfolio. AIA is an affiliate of Allfirst Trust Company N.A. "Allfirst Trust", the administrator, custodian and transfer agent of each Portfolio. Pursuant to an investment advisory contract on behalf of each Portfolio, AIA is entitled to receive fees for its advisory services at the annual rates shown in the following table based on the daily average net assets of the Portfolio.

------------------------------------------------------------
Portfolio                                        Annual Rate
------------------------------------------------------------
TCMP                                                   0.15%
------------------------------------------------------------
GCMP                                                   0.15%
------------------------------------------------------------
PCMP                                                   0.15%
------------------------------------------------------------
TFCMP                                                  0.15%
------------------------------------------------------------

      AIA has agreed to waive a portion of its fees or reimburse expenses on certain Portfolios in order to limit total operating expenses of such Portfolios. A portion of these waivers is voluntary and may be discontinued at any time.

      Effective January 1, 2002, Allfirst Trust serves as administrator and transfer agent for the Fund pursuant to an administration agreement and transfer agency agreement. For its services, Allfirst Trust is entitled to receive an administration fee from the Fund at the annual rate of $24,000 per Portfolio, plus 0.0850% of the annual average daily net assets of the Portfolios. Allfirst Trust also receives annually, a $60,000 base fee that is allocated to each portfolio of the Fund based on respective average daily net assets. Under a separate agreement, Allfirst Trust has subcontracted the services to be provided by it under the administration agreement to Forum Administrative Services, LLC (the "Sub-administrator"). Allfirst Trust is responsible for paying a portion of the administration fee it receives from the Fund to the Sub-administrator for the services it provides.

      Pursuant to an agreement between the Fund and Allfirst Trust, Allfirst Trust performs transfer agency services. Pursuant to an agreement between Boston Financial Data


APRIL 30, 2002 / ANNUAL REPORT

                                                NOTES TO FINANCIAL STATEMENTS 19

      Services, Inc. ("Boston Financial") and Allfirst Trust, Boston Financial performs sub-transfer agency services. For the services provided under the agreement with Allfirst Trust, the Fund pays an annual fee of up to $16 per Portfolio account and activity based fees ranging from $0.50 to $12.50 per item and reimbursements for out-of-pocket expenses. Allfirst Trust pays the transfer agency fees and expense reimbursements that it receives from the Fund to Boston Financial.

      Prior to January 1, 2002, SEI Investments Mutual Funds Services ("SEI Services") served as the Fund's administrator and transfer agent. Under a sub-administration agreement between SEI Services and Allfirst Trust, Allfirst Trust performed sub-administration services on behalf of the Portfolios, for which it received a fee paid by SEI Services. In addition, SEI Services subcontracted transfer agency services to Boston Financial under a sub-transfer agency agreement, for which it received a fee paid by SEI Services.

4. DISTRIBUTION AND SHAREHOLDER SERVICES PLANS
      The Fund's Board of Trustees has adopted Distribution and Shareholder Services Plans on behalf of the Corporate II Class Shares and Corporate IIIClass Shares of each Portfolio pursuant to Rule 12b-1 under the 1940 Act. Effective January 1, 2002, distribution and/or shareholder services fees under the plans are paid to ARK Funds Distributors, LLC (the "Distributor"), which acts as distributor for the Fund pursuant to a distribution agreement on behalf of each Portfolio. The plans allow the Portfolios to pay the Distributor a distribution and service fee at the annual rate of up to 0.25% and 0.40% of the average daily net assets of the Corporate II Class Shares and Corporate III Class Shares, respectively. The Distributor may voluntarily waive all or a portion of their fees for certain Portfolios. These waivers are voluntary and may be discontinued at any time.

      Prior to January 1, 2002, SEI Investments Distribution Co. (formerly SEI Financial Services Company) served as the distributor for the Fund.



                                                  ANNUAL REPORT / APRIL 30, 2002

20  INDEPENDENT AUDITORS' REPORT


The Board of Trustees and Shareholders
ARK Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of U.S. Treasury Cash Management Portfolio, U.S. Government Cash Management Portfolio, Prime Cash Management Portfolio, and Tax-Free Cash Management Portfolio, portfolios of ARK Funds (the "Portfolios"), as of April 30, 2002, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and financial highlights for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2002 by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of U.S. Treasury Cash Management Portfolio, U.S. Government Cash Management Portfolio, Prime Cash Management Portfolio, and Tax-Free Cash Management Portfolio as of April 30, 2002, the results of their operations, the changes in their net assets and their financial highlights for each of the years or periods specified above in conformity with accounting principles generally accepted in the United States of America.

                                                  /S/ KPMG LLP

Boston, Massachusetts
June 11, 2002


APRIL 30, 2002 / ANNUAL REPORT

                                                                              21

TRUSTEES OF THE FUND (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN     OTHER TRUSTEESHIPS
                                                                                              FUND           OR DIRECTORSHIPS
        NAME,              POSITION       LENGTH OF        PRINCIPAL OCCUPATION(S)           COMPLEX         HELD BY TRUSTEES
   AGE AND CONTACT         WITH THE         TIME                   DURING                   OVERSEEN         OUTSIDE ARK FUNDS
       ADDRESS               TRUST         SERVED               PAST 5 YEARS               BY TRUSTEE             COMPLEX
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
Rick A. Gold(1)            President     since 2000     Executive Vice President of Asset       30                None
Born: August 4, 1949          and                       Management Group of Allfirst
100 East Pratt Street,      Trustee                     Financial, Inc., the parent company
15th Floor,                                             to Allfirst Bank and AIA.
Baltimore, MD 21202
---------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
William H. Cowie, Jr.       Trustee      since 1993     Retired; former Chief Financial         30                None
Born: January 24, 1931        and                       Officer of Pencor, Inc. (1991-1995).
1408 Ruxton Road,          Chairman
Baltimore, MD 21204
---------------------------------------------------------------------------------------------------------------------------------

David D. Downes             Trustee      since 1995     Attorney in private practice (since     30                None
Born: July 16, 1935                                     October 1996); former partner
210 Allegheny Avenue,                                   (1989-1995) and counsel
Towson, MD 21204                                        (1995-1996) of Venable, Baetjer
                                                        & Howard.
---------------------------------------------------------------------------------------------------------------------------------

Sir Victor Garland          Trustee      since 2000     Private Investor (since 1994);          30      Director and Chairman:
Born:May 5, 1934                                        President of The Govett Funds,                  Henderson Far East
15 Wilton Place,                                        Inc., and director of a number of               Income Trust plc
Knightsbridge, London                                   U.K. public companies; former                   (Chairman since 1990).
SW1X 8RL                                                Australian Ambassador to the                    Director: The Throgmorton
                                                        U.K. and a former director of                   Trust plc. Director:
                                                        Prudential Assurance Corp. in                   Framington Income and
                                                        the U.K.                                        Capital Trust plc.
                                                                                                        Director and Chairman:
                                                                                                        Fidelity Asian
                                                                                                        Values plc (Chairman
                                                                                                        since 2001).
                                                                                                        Director and
                                                                                                        Chairman: Govett
                                                                                                        Enhanced Income
                                                                                                        Investment Trust
                                                                                                        plc. Director: GEIII
                                                                                                        plc. Director:
                                                                                                        Govett Asian Income
                                                                                                        and Growth Trust
                                                                                                        Ltd.
---------------------------------------------------------------------------------------------------------------------------------

Charlotte R. Kerr           Trustee      since 1993     Practitioner and faculty member         30               None
Born: September 26, 1946                                of Traditional Acupuncture
American City Building,                                 Institute.
10227 Wincopin Circle,
Suite 108,
Columbia, MD 21044
---------------------------------------------------------------------------------------------------------------------------------

Richard B. Seidel           Trustee      since 1998     Director and President (since           30               None
Born: April 20, 1941                                    1994) of Girard Partners (a
770 Hedges Lane,                                        registered broker-dealer).
Wayne, PA 19087
---------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Gold is deemed to be an "interested person" due to his affiliation with Allfirst Trust Company N.A.
Additional information concerning the Trustees is contained in the Statement of Additional Information ("SAI") and is available by contacting the Fund at 1-800-275-3863.



                                                  ANNUAL REPORT / APRIL 30, 2002

22


OFFICERS OF THE FUND (UNAUDITED)
---------------------------------------------------------------------------------------------
        NAME,              POSITION       LENGTH OF        PRINCIPAL OCCUPATION(S)
   AGE AND CONTACT         WITH THE         TIME                   DURING
       ADDRESS               TRUST         SERVED               PAST 5 YEARS
---------------------------------------------------------------------------------------------
OFFICERS
---------------------------------------------------------------------------------------------
Ronald H. Hirsch           Treasurer     since 2002     Managing Director of Operations
Born: October 14, 1943                                  and Finance for Forum Financial
Two Portland Square,                                    Group, LLC (associated since
Portland, ME 04101                                      1999); former member of Board
                                                        of Citibank Germany (1991-1998).
---------------------------------------------------------------------------------------------

Michele L. Dalton            Vice        since 2000     Senior Vice President of Allfirst
Born: February 16, 1959    President                    Financial, Inc. (since 1994).
100 East Pratt Street,        and
15th Floor,                Assistant
Baltimore, MD 21202        Secretary
---------------------------------------------------------------------------------------------

Thomas R. Rus              Secretary     since 2000     Vice President and Trust
Born: October 11, 1959                                  Counsel of Allfirst Trust
Allfirst Bank Building                                  Company, N.A. and Allfirst
25 South Charles Street,                                Bank; Compliance Officer of
M/L 101-621                                             Allfirst Trust Company, N.A.
Baltimore, MD 21201                                     and ARKFunds. Employed
                                                        with Allfirst Bank since 1995.
---------------------------------------------------------------------------------------------

D. Blaine Riggle           Vice          since 2002     Relationship Manager and
Born: November 12, 1966    President                    Counsel for Forum Financial
Two Portland Square,       and                          Group, LLC (associated since
Portland, ME04101          Assistant                    1998); former Associate Counsel
                           Secretary                    of Wright Express Corp. (1997-
                                                        1998); former associate at Friedman,
                                                        Babcock & Gaythwaite (1994-1997).
---------------------------------------------------------------------------------------------

Cheryl O. Tumlin           Vice          since 2002     Counsel for Forum Financial
Born: June 30, 1966        President                    Group, LLC (associated from
Two Portland Square,       and                          1996-1999 and again since 2001);
Portland, ME04101          Assistant                    former counsel at I-many, Inc.
                           Secretary                    (1999-2001); Staff Attorney at the
                                                        United States Securities and Exchange
                                                        Commission (1995-1996).
---------------------------------------------------------------------------------------------

Dawn L. Taylor             Assistant     since 2002     Tax Manager at Forum Financial
Born: May 14, 1964         Treasurer                    Group, LLC (since 1997); former
Two Portland Square,                                    Senior Tax Accountant at Purdy,
Portland, ME 04101                                      Bingham & Burrell, LLC (1997);
                                                        Senior Fund Accountant
                                                        at Forum Financial
                                                        Group, LLC (1994-1997);
                                                        Tax Consultant at New
                                                        England Financial
                                                        Services (1986-1994).
---------------------------------------------------------------------------------------------

Nathan V. Gemmiti          Assistant     since 2002     Staff Attorney, Forum Financial
Born: August 6, 1970       Secretary                    Group, LLC (since 2002); Associate
Two Portland Square,                                    at the law firm of Pierce Atwood
Portland, ME 04101                                      (since 1998).
--------------------------------------------------------------------------------------------


APRIL 30, 2002 / ANNUAL REPORT

                                      NOTES

                                      NOTES

                               INVESTMENT ADVISOR
                        Allied Investment Advisors, Inc.
                               Baltimore, Maryland

                                    TRUSTEES
                              William H. Cowie, Jr.
                                 David D. Downes
                               Sir Victor Garland
                                  Rick A. Gold
                                Charlotte R. Kerr
                                Richard B. Seidel

                                  ADMINISTRATOR
                          Allfirst Trust Company, N.A.
                               Baltimore, Maryland

                                   DISTRIBUTOR
                           ARK Funds Distributors, LLC
                                 Portland, Maine

                                  LEGAL COUNSEL
                           Kirkpatrick & Lockhart LLP
                                Washington, D.C.

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                              Boston, Massachusetts

                                    CUSTODIAN
                          Allfirst Trust Company, N.A.
                               Baltimore, Maryland

[GRAPHIC OMITTED]
ARK FUNDS[REGISTRATION MARK]


100 EAST PRATT STREET, 15TH FLOOR |  MAIL CODE 104-410 |  BALTIMORE, MD 21202

We are pleased to send you our Annual Report for the period ended 4/30/02. This report contains important information about your investments in ARK Funds. Because we are sending a report to each person listed as shareholder, you (or your household) may receive more than one report.


This material must be preceded or accompanied by a current prospectus. ARK-AR-002-0602

                                [GRAPHIC OMITTED]
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                                     content